Taxes	12 Months Ended
Dec. 31, 2011
Taxes [Abstract]
Taxes

Note 3: Taxes

Pruco Life of New Jersey is taxed as a "life insurance company", as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. Under current federal, state and local law, no federal, state or local income taxes are payable by the Account. As such, no provision for the tax liability has been recorded in these financial statements.